ACQUISITION OF ESD - Purchase Price (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Business Combinations [Abstract]
Property, plant and equipment	$ 75,000	$ 75,000
Intangible asset	375,000	375,000
Total purchase price	450,000	$ 450,000
Amortization expense	$ 6,250